Long-Term Debt, $11.0 Million Term Loan Facility (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	$ 11.0	$ 11.0